Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Variable Interest Entity [Line Items]
Assets related to consolidated VIEs		$ 495,426		$ 467,374
Liabilities related to consolidated VIEs		442,943		415,717
Available-for-sale securities	[1]	122,613	[2]	66,115
Held-to-maturity scurities				46,050
Minimum [Member]
Variable Interest Entity [Line Items]
Aggregate amount of investments in unconsolidated VIEs		1		1
Maximum [Member]
Variable Interest Entity [Line Items]
Aggregate amount of investments in unconsolidated VIEs		87		95
Financial Support Waived Fees [Member]
Variable Interest Entity [Line Items]
Financial or other support to money market funds		30		25	$ 23
Private Investment Funds and Partnerships [Member]
Variable Interest Entity [Line Items]
Investment carrying amount		31		27
Maximum exposure to loss		55		52
Community Development and Tax Advantaged Investments [Member]
Variable Interest Entity [Line Items]
Federal and state income tax credits recognized in tax expense		615		689	711
Expense related to investments		557		604	741
Investment tax credits		506		639	1,500
Expenses related to investments recognized in tax expense		318		275	$ 317
Investment carrying amount		6,148		5,823
Maximum exposure to loss		12,118		12,360
Community Development and Tax Advantaged Investments [Member] | Variable Interest Entity [Member]
Variable Interest Entity [Line Items]
Assets related to consolidated VIEs		4,000		3,900
Liabilities related to consolidated VIEs		3,200		2,700
Conduit [Member]
Variable Interest Entity [Line Items]
Available-for-sale securities		12
Held-to-maturity scurities				14
Tender Option Bond Program [Member] | Variable Interest Entity [Member]
Variable Interest Entity [Line Items]
Assets related to consolidated VIEs		3,000		2,400
Liabilities related to consolidated VIEs		$ 2,700		$ 2,300

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.
[2]	The weighted-average maturity of total available-for-sale and held-to-maturity investment securities was 5.3 years at December 31, 2018, with a corresponding weighted-average yield of 2.53 percent.